CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Write down of inventories	$ 1,558	$ 701	$ 232
Ordinary shares, par value per share	$ 0.000001	$ 0.000001
Ordinary shares, shares authorized	2,000,000,000,000	2,000,000,000,000
Ordinary shares, shares issued	411,474,516	408,985,092
Ordinary shares, shares outstanding	411,474,516	408,985,092